Goodwill	12 Months Ended
Dec. 31, 2017
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Goodwill

NOTE 5—GOODWILL

Goodwill shows the following breakdown and changes during 2016 and 2017:

	As of December 31, 2015	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2016
	(millions of euros)
Domestic	28,447	29	13				28,489
Core Domestic	28,035	29	13				28,077
International Wholesale	412						412
Brazil	907					216	1,123
Media	29	(29)					—
Other operations	—						—

Total	29,383	—	13	—	—	216	29,612

	As of December 31, 2016	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2017
	(millions of euros)
Domestic	28,489						28,489
Core Domestic	28,077						28,077
International Wholesale	412						412
Brazil	1,123					(150)	973
Other operations	—						—

Total	29,612	—	—	—	—	(150)	29,462

With respect to the acquisition of the company Noverca S.r.l. in October 2016, the goodwill provisionally recognized in 2016, amounting to 5 million euros, was confirmed following the completion of the price allocation process required by IFRS 3.

The gross carrying amounts of goodwill and the relative accumulated impairment losses from January 1, 2004 (date of allocation to the Cash Generating Units—CGUs) to December 31, 2017 and 2016 can be summarized as follows:

	As of December 31, 2017			As of December 31, 2016
	Gross carrying amount	Accumulated impairment losses	Net carrying amount	Gross carrying amount	Accumulated impairment losses	Net carrying amount
	(millions of euros)
Domestic	42,457	(13,968)	28,489	42,457	(13,968)	28,489
Core Domestic	42,045	(13,968)	28,077	42,045	(13,968)	28,077
International Wholesale	412	—	412	412	—	412
Brazil	1,204	(231)	973	1,389	(266)	1,123
Other operations	—	—	—	—	—	—

Total	43,661	(14,199)	29,462	43,846	(14,234)	29,612

The figures for the Brazil CGU are stated in euros, converted at the spot exchange rate at the closing date of the financial statements; the carrying amount of goodwill for the CGU corresponds to 3,854 million reais.

Goodwill is not subject to amortization, but it is tested for impairment at least annually. Accordingly, in preparing the 2017 Annual Report, the TIM Group conducted impairment tests on the recoverability of the goodwill, in accordance with the procedure adopted by the Group. The results showed that the recoverable amount of the assets at December 31, 2017 was higher than the net carrying amount for all the CGUs.

Recoverability testing was conducted at two levels: at the first level, the recoverable amount was estimated for the assets assigned to the individual cash generating units to which goodwill is allocated; at the second level, the assets of the Group as a whole were considered.

With respect to the first level test, goodwill was allocated to the following cash generating units (or groups of units):

Segment	Cash Generating Units (or groups of units)
Domestic	Core Domestic
International Wholesale
Brazil	Tim Brasil

To measure the recoverable amount, value in use was used for the Core Domestic and International Wholesale CGUs, whereas for the Brazil CGU, fair value was used, based on market capitalization at the end of the reporting period.

The values used were expressed in the local currency, in EUR for the Domestic CGU and BRL for the Brazil CGU. For the Brazil CGU, the recoverable amount of the assets was denominated in the functional currency and subsequently translated at the spot exchange rate as of the reporting date.

Value in use estimates were made, in accordance with IAS 36 and with valuation principles and best practices, based on the expected cash flows in different scenarios. The various expected cash flows were then summarized into an average normal cash flow, determined with the aid of Experts (expert appraisers and industry experts) and based on the data from the 2018-2020 Industrial Plan approved by the Board of Directors. For the International Wholesale CGU, given that no additional risk factors are expected, the average expected cash flows coincided with Industrial Plan figures.

For the Core Domestic CGU, expected average cash flows were measured for the three years of the 2018-2020 Industrial Plan, plus an additional two years on the basis of extrapolated data, for which future cash flows were explicitly forecast for a period of five years (2018-2022). The extrapolation of data for 2021-2022 enabled market and competition trends that will become manifest beyond the time horizon of the 2018-2020 Industrial Plan to be captured.

For the estimate of the terminal value, the sustainable long-term cash flow was assumed to be the extrapolation of the estimated cash flow at 2022, adjusted as necessary to take into consideration a suitable level of long-term capital expenditure.

The Industrial Plan (2018-2020) incorporates valuations of risk factors and the actions adopted to mitigate them. In estimating future cash flows for the purposes of impairment testing, management decided to give a greater weighting to external data available and conduct additional challenges on specific risk factors by modifying the amount and/or distribution over time of future cash flows.

The cost of capital used to discount the future cash flows for estimating the value in use of the Core Domestic and International Wholesale CGUs was determined as follows:

•	it was estimated using the Capital Asset Pricing Model (CAPM), which is one of the generally accepted application criteria referred to in IAS 36;

•	it reflects the current market estimates of the time value of money and the specific risks of the groups of assets; it includes appropriate yield premiums for country risk and the risk associated with the depreciation of the currency of denomination of the cash flows;

•	it was calculated using comparative market parameters to estimate the “Beta coefficient” and the weighting coefficient of the equity and debt capital components.

For each CGU, details are provided below on the weighted average cost of capital (WACC rate) used to discount the future cash flows and the equivalent rate before tax. Details are also provided on the growth rates used to estimate the residual value after the explicit forecast period (the G-Rates), expressed in nominal terms and related to the cash flows in their functional currency. Lastly, details are provided of the implicit capitalization rates, for each CGU, resulting from the difference between the cost of capital, after tax, and the G-Rate.

Principal parameters for the estimates of value in use

	Core Domestic	International Wholesale
	%	%
WACC	6.39	6.39
WACC before tax	8.52	8.31
Growth rate beyond the explicit period (g)	0.50	0.50
Capitalization rate (WACC -g )	8.02	7.81
Capex/Revenues, % perpetual	19.26	5.86

The growth rates of the terminal value “g” of the Domestic segment were estimated taking into account the expected outlook during the explicit forecast period and are consistent with the range of growth rates applied by analysts who monitor TIM shares.

Separate parameters for the various CGUs were also used to estimate the level of capital expenditure required to sustain the perpetual generation of cash flows after the explicit forecast period, according to the phase of capital expenditure, competitive positioning and the technological infrastructure operated.

The difference between the recoverable amounts and the net carrying amounts of the main CGUs considered totaled:

	Core Domestic	International Wholesale	Brazil
(millions of euros)
Difference between values in use and carrying amounts	+4,465	+56	+2,552

In estimating the recoverable amounts, simulations were conducted on the results with respect to changes in the relevant parameters. Details are provided below of the variables which, considered separately and taking the others as constant, are needed to make the recoverable amount of the respective CGUs equal to their net carrying amount.

Parameters that make the value in use equal to the carrying amount

	Core Domestic	International Wholesale	Brazil
	%	%	%
WACC before tax	9.26	8.70
Capitalization rate (WACC - g)	8.76	8.20
Capex/Revenues, % on TV	23.08	6.34
Percentage change in the stock market price			(32.00)

In addition to average normal cash flows, to account for the market operator’s perspective, sensitivity analyses were conducted on the risk factors identified with the Experts to determine the value in use of the Core Domestic CGU. The sensitivity analyses found that the recoverable amount was higher than the net carrying amount.

With respect to value testing at overall Group level, the sum of the recoverable amounts of all the CGUs was compared against the carrying amount of the net operating assets in the consolidated financial statements, after appropriate adjustments to take account of the cash flows of Central Functions not allocated to any CGU. No impairment losses were recorded at this additional second level of impairment testing.